SHAREHOLDERS CAPITAL (Details) - $ / shares	1 Months Ended
	Sep. 30, 2020	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Number of shares authorized (in shares)		50,000,000
Share Consolidation ratio	33:1 share consolidation
Preferred shares
Disclosure of classes of share capital [line items]
Par value per share (in CAD per share)		$ 0
Number of shares outstanding		0
Common shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares)		0